Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) £ in Millions	Dec. 31, 2022 GBP (£) entity	Dec. 31, 2021 GBP (£) entity
Disclosure of unconsolidated structured entities [line items]
Trading assets	£ 79,878	£ 83,706
– financial assets designated and otherwise mandatorily measured at fair value	15,881	18,649
– loans and advances to banks	17,109	10,784
– loans and advances to customers	72,614	91,177
– financial investments	£ 3,464	£ 2,253
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,460	2,764
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 10,241	£ 10,463
Trading assets	105	1,808
– financial assets designated and otherwise mandatorily measured at fair value	8,534	7,682
– loans and advances to banks	0
– loans and advances to customers	1,169	873
– financial investments	5	100
– other assets	428	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	4	2
Other off-balance sheet commitments	629	978
HSBC's maximum exposure	£ 10,866	£ 11,439
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,135	1,367
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	814	855
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	323	370
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	171	161
Total | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	17	11
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3	2
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 220	£ 193
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to banks	0
– loans and advances to customers	220	193
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
Other off-balance sheet commitments	34	20
HSBC's maximum exposure	£ 254	£ 213
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	2
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	0
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	248	268
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 4,671	£ 4,414
Trading assets	1	1
– financial assets designated and otherwise mandatorily measured at fair value	4,665	4,409
– loans and advances to banks	0
– loans and advances to customers	0	0
– financial investments	5	4
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	4	0
Other off-balance sheet commitments	0	4
HSBC's maximum exposure	£ 4,667	£ 4,418
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	155	157
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	55	81
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	19	16
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	16	12
HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3	2
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,196	2,480
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 4,425	£ 5,225
Trading assets	104	1,807
– financial assets designated and otherwise mandatorily measured at fair value	3,869	3,273
– loans and advances to banks	0
– loans and advances to customers	452	49
– financial investments	0	96
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	2
Other off-balance sheet commitments	571	916
HSBC's maximum exposure	£ 4,996	£ 6,139
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	966	1,194
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	757	774
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	304	354
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	155	149
Non-HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	14	9
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	13	14
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	£ 925	£ 631
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to banks	0
– loans and advances to customers	497	631
– financial investments	0	0
– other assets	428	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
Other off-balance sheet commitments	24	38
HSBC's maximum exposure	£ 949	£ 669
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	12	14
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	0
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0